Share Option and Warrant Reserves (Details 1) - yr	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Option And Warrant Reserves
Risk-free interest rate	0.36%	1.59%
Expected dividend yield	0.00%	0.00%
Share price volatility	68.00%	62.00%
Expected forfeiture rate	0.00%	0.00%
Expected life (in years - weighted average)	4.90	4.33